Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow from operating activities
(Loss)/profit for the year	€ (2,516)	€ 11	€ (335)
Adjustments, total	5,267	2,627	2,093
Change in net working capital
(Increase)/decrease in receivables	(418)	159	246
Decrease/(increase) in inventories	553	285	(544)
Decrease in non-interest-bearing liabilities	(845)	(2,232)	(645)
Cash from operations	2,041	850	815
Interest received	33	57	68
Interest paid	(35)	(1)	(159)
Income taxes paid, net	(280)	(516)	(364)
Net cash from operating activities	1,759	390	360
Cash flow from investing activities
Purchase of property, plant and equipment and intangible assets	(479)	(690)	(672)
Proceeds from sale of property, plant and equipment and intangible assets	13	39	88
Acquisition of businesses, net of cash acquired	(104)		(31)
Proceeds from disposal of businesses, net of disposed cash	11	19	(18)
Purchase of current financial investments	(1,154)	(473)	(2,104)
Proceeds from maturities and sale of current financial investments	123	991	2,397
Purchase of non-current financial investments	(59)	(180)	(145)
Proceeds from sale of non-current financial investments	122	144	170
Other	10	(17)
Net cash used in investing activities	(1,517)	(167)	(315)
Cash flow from financing activities
Proceeds from stock option exercises			1
Purchase of sale of equity instruments of subsidiaries	(1)	(1)
Proceeds from sale of equity instruments of subsidiaries			1
Proceeds from long-term borrowings	1,595	1,039	139
Repayment of long-term borrowings	(246)	(766)	(29)
(Repayment of)/proceeds from short-term borrowings	(83)	40	2
Payment of principal portion of lease liabilities	(234)	(221)	(2)
Dividends paid	(148)	(570)	(1,081)
Net cash from/(used in) financing activities	883	(479)	(969)
Translation differences	(95)	(95)	(184)
Net increase/(decrease) in cash and cash equivalents	1,030	(351)	(1,108)
Cash and cash equivalents as of January 1	5,910	6,261	7,369
Cash and cash equivalents as of December 31	€ 6,940	€ 5,910	€ 6,261